Shareholders' Equity (Details 4) (Stock Options, USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Range of Exercise Prices
Options Outstanding (in shares)	1,038	1,209
Weighted Average Exercise Price (in dollars per share)	$ 45.31	$ 41.53
Options Exercisable (in shares)	562	689
Weighted Average Exercise Price (in dollars per share)	$ 39.93	$ 34.66
Weighted Average Remaining Contractual Life	3 years 5 months 23 days	3 years 6 months
Range of Exercise Prices $20.86 - $33.29
Range of Exercise Prices
Exercise prices, outstanding stock option awards, low end of range (in dollars per share)	$ 20.86
Exercise prices, outstanding stock option awards, high end of range (in dollars per share)	$ 33.29
Options Outstanding (in shares)	221
Weighted Average Exercise Price (in dollars per share)	$ 27.74
Options Exercisable (in shares)	221
Weighted Average Exercise Price (in dollars per share)	$ 27.74
Weighted Average Remaining Contractual Life	10 months 20 days
Range of Exercise Prices $36.40 - $45.13
Range of Exercise Prices
Exercise prices, outstanding stock option awards, low end of range (in dollars per share)	$ 36.40
Exercise prices, outstanding stock option awards, high end of range (in dollars per share)	$ 45.13
Options Outstanding (in shares)	157
Weighted Average Exercise Price (in dollars per share)	$ 41.72
Options Exercisable (in shares)	111
Weighted Average Exercise Price (in dollars per share)	$ 40.33
Weighted Average Remaining Contractual Life	2 years 3 months 14 days
Range of Exercise Prices $51.48 - $51.48
Range of Exercise Prices
Exercise prices, outstanding stock option awards, low end of range (in dollars per share)	$ 51.48
Exercise prices, outstanding stock option awards, high end of range (in dollars per share)	$ 51.48
Options Outstanding (in shares)	500
Weighted Average Exercise Price (in dollars per share)	$ 51.48
Options Exercisable (in shares)	230
Weighted Average Exercise Price (in dollars per share)	$ 51.48
Weighted Average Remaining Contractual Life	4 years 5 months 26 days
Range of Exercise Prices $53.83 - $53.83
Range of Exercise Prices
Exercise prices, outstanding stock option awards, low end of range (in dollars per share)	$ 53.83
Exercise prices, outstanding stock option awards, high end of range (in dollars per share)	$ 53.83
Options Outstanding (in shares)	160
Weighted Average Exercise Price (in dollars per share)	$ 53.83
Weighted Average Remaining Contractual Life	5 years 18 days
Range of Exercise Prices $12.98 - $24.23
Range of Exercise Prices
Exercise prices, outstanding stock option awards, low end of range (in dollars per share)		$ 12.98
Exercise prices, outstanding stock option awards, high end of range (in dollars per share)		$ 24.23
Options Outstanding (in shares)		129
Weighted Average Exercise Price (in dollars per share)		$ 20.91
Options Exercisable (in shares)		129
Weighted Average Exercise Price (in dollars per share)		$ 20.91
Weighted Average Remaining Contractual Life		1 year 4 months 17 days
Range of Exercise Prices $24.39 - $30.35
Range of Exercise Prices
Exercise prices, outstanding stock option awards, low end of range (in dollars per share)		$ 24.39
Exercise prices, outstanding stock option awards, high end of range (in dollars per share)		$ 30.35
Options Outstanding (in shares)		107
Weighted Average Exercise Price (in dollars per share)		$ 27.33
Options Exercisable (in shares)		107
Weighted Average Exercise Price (in dollars per share)		$ 27.33
Weighted Average Remaining Contractual Life		2 years 4 months 28 days
Range of Exercise Prices $33.29 - $33.29
Range of Exercise Prices
Exercise prices, outstanding stock option awards, low end of range (in dollars per share)		$ 33.29
Exercise prices, outstanding stock option awards, high end of range (in dollars per share)		$ 33.29
Options Outstanding (in shares)		183
Weighted Average Exercise Price (in dollars per share)		$ 33.29
Options Exercisable (in shares)		183
Weighted Average Exercise Price (in dollars per share)		$ 33.29
Weighted Average Remaining Contractual Life		1 year 2 months 1 day
Range of Exercise Prices $33.68 - $51.48
Range of Exercise Prices
Exercise prices, outstanding stock option awards, low end of range (in dollars per share)		$ 33.68
Exercise prices, outstanding stock option awards, high end of range (in dollars per share)		$ 51.48
Options Outstanding (in shares)		790
Weighted Average Exercise Price (in dollars per share)		$ 48.73
Options Exercisable (in shares)		270
Weighted Average Exercise Price (in dollars per share)		$ 45.07
Weighted Average Remaining Contractual Life		4 years 6 months 11 days